Financial Instruments - Fair values and financial risk management - Reconciliation of Level 3 Fair Values (Details) - Level 3 $ in Thousands	6 Months Ended
Dec. 31, 2024 USD ($)
Derivative Liabilities, Promissory Note
Disclosure of fair value measurement of liabilities [line items]
Fair value changes recognised as unrealised gain in profit or loss - Embedded derivative associated with EDF Promissory Note	$ (510)
Financial liabilities at amortised cost, category
Disclosure of fair value measurement of liabilities [line items]
Opening balance as of July 1, 2024	561
Closing balance as of December 31, 2024	51
Financial liabilities at amortised cost, category | Derivative Liabilities, Promissory Note
Disclosure of fair value measurement of liabilities [line items]
Opening balance as of July 1, 2024	950
Closing balance as of December 31, 2024	$ 51